Other Operating Income And Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gain from insurance claims	[1]	$ 4,852	$ 2,536	$ 9,244
Settlement regarding a storage and transshipment contract in the grain port terminal
Disclosure of offsetting of financial assets [line items]
Gain from insurance claims		$ 4,102
Insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay
Disclosure of offsetting of financial assets [line items]
Gain from insurance claims				$ 9,197

[1]	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24). For the year ended December 31, 2018, includes $9,197 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.